Climate Change (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Interest rate	80.00%
Percentage shares of oil	29.00%
Percentage shares of oil decrease	21.00%
Brent price	$ 80
Recognition of cost	23,202
Nominal amount	$ 48,787
Weighted average carrying years	14 years
Carrying amount of assets	$ 105,498
Total assets percentage	91.00%
Highest percentage of Petrobras production	96.00%
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	$ 3,004
State Of Bahia [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	234
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	11,055
A P S [Member]
IfrsStatementLineItems [Line Items]
Additional impairment	696
N Z E [Member]
IfrsStatementLineItems [Line Items]
Additional impairment	$ 6,611
Paln 2050 [Member]
IfrsStatementLineItems [Line Items]
Interest rate	55.00%
Brent price	$ 65
One Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	1,101
Three Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	3,385
Five Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	$ 5,478